Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000256834 | SPDR Portfolio S&P 500 ETFFR_78464A854
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000256834 | U.S. Treasury BillsFR_912797LW5
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256834 | SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256834 | SPDR S&P China ETFFR_78463X400
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256834 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000256834 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000256834 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000253656 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000253656 | iShares Bitcoin Trust ETFFR_46438F101
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253656 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253656 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253656 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253656 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253656 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253656 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253656 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253656 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253656 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000253656 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000253656 | IndustryMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253656 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000253656 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253656 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253656 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253656 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253656 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253656 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253658 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000253658 | iShares Bitcoin Trust ETFFR_46438F101
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000253658 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253658 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000253658 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253658 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253658 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253658 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253658 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253658 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000253658 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000253658 | IndustryMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000253658 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000253658 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253658 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253658 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253658 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253658 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253658 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253657 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253657 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253657 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253657 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253657 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253657 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253657 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253657 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253657 | Public Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253657 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253657 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000253657 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253657 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253657 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253657 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253657 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253657 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253657 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253657 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253657 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255285 | Federal Home Loan Mortgage Corp.FR_3133KL2T3
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000255285 | Federal National Mortgage AssociationFR_3140XK2K5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000255285 | Federal National Mortgage AssociationFR_3140XGQ44
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255285 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255285 | AP Grange HoldingsFR_948YDYII5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255285 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255285 | BankFR_06540MBH7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255285 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255285 | BankFR_06539WBE5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255285 | RR 27 Ltd.FR_78110VAN4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255285 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255285 | IndustryU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000255285 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000255285 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000255285 | IndustryInvestment Company Security
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000255285 | IndustryMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255285 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255285 | IndustryCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255285 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255285 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%